Earnings Per Share - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Net income	R$ 18,896	R$ 27,113	R$ 24,907
Minimum non-cumulative dividends on preferred shares	(106)	(105)	(104)
Total net income available to ordinary equity owners	18,896	27,113	24,907
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	R$ (109)	R$ (109)	R$ (109)
Earnings per share - basic vv
Preferred	4,801,324,161	4,781,855,588	4,759,872,085
Incremental from stock options granted under our share-based payment	41,909,674	45,069,519	55,601,692
Ordinary shares [member]
Earnings per share [line items]
Net income	R$ 9,600	R$ 13,802	R$ 12,708
Weighted average number of shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Total net income available to ordinary equity owners	R$ 9,600	R$ 13,802	R$ 12,708
Dividend on preferred shares after dilution effects	(41)	(64)	(72)
Retained earnings to be distributed, on a pro rata basis, to common andpreferred equity owners:
Retained earnings	9,491	13,693	12,599
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect	R$ 9,559	R$ 13,738	R$ 12,636
Earnings per share - basic vv
Basic earnings per share	R$ 1.94	R$ 2.78	R$ 2.56
Preferred	4,958,290,359	4,958,290,359	4,958,290,359
Common	4,958,290,359	4,958,290,359	4,958,290,359
Common	R$ 1.93	R$ 2.77	R$ 2.55
Preference shares [member]
Earnings per share [line items]
Net income	R$ 9,296	R$ 13,311	R$ 12,199
Weighted average number of shares outstanding	4,801,324,161	4,781,855,588	4,759,872,085
Total net income available to ordinary equity owners	R$ 9,296	R$ 13,311	R$ 12,199
Dividend on preferred shares after dilution effects	41	64	72
Retained earnings to be distributed, on a pro rata basis, to common andpreferred equity owners:
Retained earnings	9,190	13,206	12,095
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect	R$ 9,337	R$ 13,375	R$ 12,271
Earnings per share - basic vv
Basic earnings per share	R$ 1.94	R$ 2.78	R$ 2.56
Preferred	4,843,233,835	4,826,925,107	4,815,473,777
Common	4,801,324,161	4,781,855,588	4,759,872,085
Common	R$ 1.93	R$ 2.77	R$ 2.55